SHARE-BASED COMPENSATION PLANS (Tables)	9 Months Ended
Sep. 30, 2017
SHARE-BASED COMPENSATION PLANS [Abstract]
Summary of company's restricted stock awards
The tables below summarize the Company's restricted stock awards as of September 30, 2017:

	Restricted shares – Employees	Weighted-average grant-date fair value - Employees
Non-vested at January 1, 2017	157,165	$13.75
Granted during the year	4,500	$9.13
Vested during the year	(10,000)	$14.65
Forfeited during the year	(13,000)	$13.54
Non-vested at September 30, 2017	138,665	$13.55